Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014 Y	Aug. 31, 2013 Y
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		134.43%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		142.22%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		1.32%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		1.46%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		5.0
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		0.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		$ 0.06
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	204.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	134.43%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	1.33%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	1.32%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	5.0
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	5.0
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	$ 0.86
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.06